Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2017	December 31, 2016
Other receivable (1)	$607,822	$294,233
Prepaid rent expense (2)	75,943	174,830
Value added tax receivable	86,289	59,385
Auction bidding deposit and others	4,611	2,879
Total	774,665	531,327
Less current portion	(774,665)	(356,498)
Total noncurrent portion	$-	$174,829

(1)	Other receivables mainly represent mainly advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee payroll.

(2)	The Company’s subsidiary Beijing REIT leases headquarter offices of 658 square meters from March 1, 2011 to August 30, 2018, and prepaid rent expense to the landlord, which is amortized over the lease term.